Employee Benefit Plans (Unfunded) - Schedule of Current and Non Current Employee Benefit Plans Obligations (Details) - USD ($)	Dec. 31, 2024	Mar. 31, 2024	Mar. 31, 2023
Current
Gratuity	$ 78,460	$ 93,967	$ 70,872
Compensated absences	68,516	89,688	75,134
Current Pension and other employee obligations		183,655	146,006
Non current
Gratuity	200,148	258,524	215,841
Compensated absences	$ 145,708	232,925	222,967
Non current Pension and other employee obligations		$ 491,449	$ 438,808